INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization expense	¥ 2,233	¥ 6,402	¥ 9,717
Finite-Lived Intangible Asset, Expected Amortization, Year One	5,124
Finite-Lived Intangible Asset, Expected Amortization, Year Two	5,046
Finite-Lived Intangible Asset, Expected Amortization, Year Three	4,087
Finite-Lived Intangible Asset, Expected Amortization, Year Four	4,087
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	¥ 4,087
Minimum [Member]
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization periods	5 years
Maximum [Member]
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization periods	20 years